COMMITMENTS	12 Months Ended
Dec. 31, 2019
COMMITMENTS
COMMITMENTS

21.         COMMITMENTS

 Concession fees

The Group has entered into concession right agreements with vendors, such as airlines. The contract terms of such concession rights are usually three to five years. The concession rights expire through 2022 and are renewable upon negotiation. Concession fees charged into statements of operations for the years ended December 31, 2017, 2018 and 2019 were $28,559,  $20,976 and $12,302 respectively.

Future minimum concession fee payments under non-cancellable concession right agreements for all airlines were as follows:

Year ended December 31,

2020	$10,593
2021 and thereafter	—